Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment Information

Note 10—Segment Information

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company operates and manages the business as one reportable and operating segment, which is the business of developing, manufacturing and commercializing ionization rainfall generation technology. The Company’s Chief Executive Officer has been identified as the chief operating decision maker (“CODM”), who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment.

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the years ended December 31,
	2024	2023
General and administrative expenses	$4,491,706	$397,200
Franchise tax expenses	225	225
Other significant non-cash items:
Amortization expenses	11,675	12,648
Loss from operations	(4,503,606)	(410,073)
Total other expenses	(30,155)	(26,934)
Net loss	$(4,533,761)	$(437,007)

As the Company has not earned any revenue, the key measures of segment profit or loss reviewed by our CODM are general and administrative expenses to monitor, manage and forecast cash to ensure enough capital is available for working capital needs. The CODM also reviews general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.